Cover	Apr. 19, 2022
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Apr. 19, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-40331
Entity Registrant Name	Enthusiast Gaming Holdings Inc. / Canada
Entity Central Index Key	0001854233
Entity Address, Address Line One	90 Eglinton Avenue East
Entity Address, Address Line Two	Suite 805
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M4P 2Y3